Risks arising from financial instruments and risk management (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) customer	Dec. 31, 2021 LSL (M) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 CAD ($) customer	Dec. 31, 2020 LSL (M) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 LSL (M)	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated effect on net income of specified percentage change in relative values of currencies	$ 3,000	M 143,000	$ 161,000	$ 0	M 156,000	$ 0
Specified percentage change in relative values of currencies	5.00%	5.00%	5.00%
Number of customers holding over 10% of balance | customer	1	1	1	1	1	1
Portion of balance held	94.00%	94.00%	94.00%
GPB | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £							£ 239,763
GPB | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £							239,763
GPB | Financial assets at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £							2,608,657
GPB | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £							2,577,674
GPB | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £							£ 30,983			£ 344
LSL | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M									M 46,811,903
LSL | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M									7,846,551
LSL | Lease liabilities.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M									38,965,352
LSL | Financial assets at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M									323,667
LSL | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M									M 321,646
CAD | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | $								$ 234,711
CAD | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | $								234,711
CAD | Financial assets at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | $								255,880
CAD | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | $								$ 255,880